Income Taxes - Components of Loss Before Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Domestic			$ 1,821	$ 1,061	$ (1,525)
Foreign			(6,824)	(4,874)	(3,087)
Loss before income taxes	$ (11,963)	$ (5,476)	$ (5,003)	$ (3,813)	$ (4,612)